GOING CONCERN	12 Months Ended
Dec. 31, 2018
GOING CONCERN [Abstract]
GOING CONCERN
2. GOING CONCERN

Liquidity and Capital Resources

As of December 31, 2018, the Group’s consolidated current liabilities exceeded its consolidated current assets by approximately RMB 89,747. The Group’s consolidated net assets were amounting to RMB 262,771 as of December 31, 2018. In addition, the Group has lease commitment of RMB 170,633 as of December 31, 2018, of which RMB 35,325 was within one year. The Group’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Group will be able to maintain a net income position for the foreseeable future. If management is not able to increase revenue and/or manage operating expenses in line with revenue forecasts, the Company may not be able to achieve profitability.

The Group’s principal sources of liquidity have been cash provided by operating activities. As of December 31, 2018, the Group had RMB 211,436 in unrestricted cash and cash equivalents. The Group’s cash and cash equivalents consist of cash on hand and liquid investments that are unrestricted as to withdrawal or use, have maturities of three months or less and are placed with banks and other financial institutions.  As of December 31, 2018, the Group had RMB 196,339 in unrestricted cash and cash equivalents from VIEs.

Management plan and actions

The Group had approximately RMB 47,208 and RMB 70,000 short term investments, available for sale and short term investments, held to maturity as of December 31, 2018, which was held as short-term investments to be liquid on the expiration date before the end of 2019.

Historically, the Group has addressed liquidity requirements through a series of cost reduction initiatives, debt borrowings and the sale of subsidiaries and other non-performing assets. In 2018 the Group successfully completed its public offering of 2,070,000 ADSs at US$4.25 per ADS, and received net proceeds of RMB 45,402 (US$
7,113
) after deducting underwriting discounts and commissions and offering expenses. From 2018 and onwards, the Group is focusing on the development of core cash-generating business. If a subsidiary requires continuous cash in operations instead of generating cash, the Company would rather close it or sell it. In 2018, the Group’s new business plan has adjusted to focus on enhancing current business, improving operation efficiency and profitability, and enhancing its internal control procedures. Actions include initiating a career-oriented Cross-Border College Program, expanding Financial Share Service Centers across the Group wide and standardizing the Group’s Finance and Operation Policies throughout the Group; implementing enhanced vendor review and selection processes as well as implementing ERP systems to standardize operations, enhance internal controls on payable management, create synergy of the Group’s resources, and put forward efforts to pursue historical receivables.

Conclusion

The Group believes that available cash and cash equivalents, short term investments, available for sale and short term investments, held to maturity, cash provided by operating activities, together with cash available from the activities mentioned above, should enable the Group to meet presently anticipated cash needs for at least the next 12 months after the date that the financial statements are issued and the Group has prepared the consolidated financial statements on a going concern basis. However, the Group continues to have ongoing obligations and it expects that it will require additional capital in order to execute its longer-term business plan. If the Group encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, initiating additional public offerings, curtailing the Group’s business development activities, suspending the pursuit of its business plan, controlling overhead expenses and seeking to further dispose of non-core assets. Management cannot provide any assurance that the Group will raise additional capital if needed.